Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Changes In Asset Retirement Obligations

(add 000)	2011	2010
Balance at January 1	$41,079	$38,779
Accretion expense	2,645	2,464
Liabilities incurred	3,062	495
Liabilities settled	(2,091)	(392)
Revisions in estimated cash flows	(1,462)	(267)
Balance at December 31	$43,233	$41,079

Schedule Of Contractual Purchase Commitments

(add 000)
2012	$53,745
2013	16,703
2014	17,284
Total	$87,732